Capital and Reserves - Schedule of Fair Value Assumptions Using Black Scholes Option Pricing (Details) - $ / shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Capital commitments [abstract]
Risk-free interest rate		1.39%	2.21%
Expected life		5 years	4 years 2 months 30 days
Expected volatility	[1]	94.73%	95.60%
Grant date share price		$ 0.81	$ 0.78
Expected dividend yield		0.00%	0.00%

[1]	Expected volatility is based on the historical and implied volatility of the Company's share price on the TSX.